Annual Fund Operating Expenses	Aug. 29, 2025
Hotchkis & Wiley Large Cap Disciplined Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	1.06%	[1]
Hotchkis & Wiley Large Cap Disciplined Value Fund | Hotchkis & Wiley Large Cap Disciplined Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[2]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
Hotchkis & Wiley Large Cap Fundamental Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.95%	[3]
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.18%	[3]
Hotchkis & Wiley Large Cap Fundamental Value Fund | Hotchkis & Wiley Large Cap Fundamental Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%	[3]
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.00%	[4]
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.21%	[4]
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%	[4]
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.99%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.20%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.96%	[5]
Hotchkis & Wiley Small Cap Value Fund | Hotchkis & Wiley Small Cap Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.89%	[5]
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.81%	[6]
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.06%	[6]
Hotchkis & Wiley Small Cap Diversified Value Fund | Hotchkis & Wiley Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%	[6]
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.70%	[8],[9]
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	0.95%	[8],[9]
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[10]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.70%	[8],[9]
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.54%
Expenses (as a percentage of Assets)	4.09%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.70%	[12],[13]
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.54%	[14]
Expenses (as a percentage of Assets)	4.34%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.95%	[12],[13]
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.54%	[14]
Expenses (as a percentage of Assets)	4.09%
Fee Waiver or Reimbursement	(3.39%)
Net Expenses (as a percentage of Assets)	0.70%	[12],[13]
International Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
International Small Cap Diversified Value Fund | International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.14%
Expenses (as a percentage of Assets)	4.84%
Fee Waiver or Reimbursement	(3.95%)
Net Expenses (as a percentage of Assets)	0.89%	[16],[17]
International Small Cap Diversified Value Fund | International Small Cap Diversified Value Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.14%	[18]
Expenses (as a percentage of Assets)	5.09%
Fee Waiver or Reimbursement	(3.95%)
Net Expenses (as a percentage of Assets)	1.14%	[16],[17]
International Small Cap Diversified Value Fund | International Small Cap Diversified Value Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.13%	[18]
Expenses (as a percentage of Assets)	4.83%
Fee Waiver or Reimbursement	(3.94%)
Net Expenses (as a percentage of Assets)	0.89%	[16],[17]
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%	[19]
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.20%	[19]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.93%	[19]
Hotchkis & Wiley Value Opportunities Fund | Hotchkis & Wiley Value Opportunities Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%	[19]
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2026
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.70%	[20]
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.91%	[20]
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.60%	[20]
Hotchkis & Wiley SMID Cap Diversified Value Fund | Hotchkis & Wiley SMID Cap Diversified Value Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[21]
Other Expenses (as a percentage of Assets):	0.00%	[22]
Expenses (as a percentage of Assets)	0.55%	[22]
Hotchkis and Wiley Opportunities MP Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2026
Hotchkis and Wiley Opportunities MP Fund | Hotchkis and Wiley Opportunities MP Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[23]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.27%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.00%	[24]

[1]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.
[2]	Other Expenses for Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[3]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.95%, Class A – 1.20%, and Class Z – 0.95%. The agreement may only be terminated with the consent of the Board of Trustees.

[4]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 1.05%, Class A – 1.30%, and Class Z – 1.05%. The agreement may only be terminated with the consent of the Board of Trustees.
[5]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.97%, Class A – 1.22%, Class C – 1.97% and Class Z – 0.97%. The agreement may only be terminated with the consent of the Board of Trustees.
[6]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.80%, Class A – 1.05%, and Class Z – 0.80%. The agreement may only be terminated with the consent of the Board of Trustees.

[7]	The Management Fee has been restated to reflect the management fee currently in effect.
[8]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[9]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” have been restated to reflect the fee waiver and expense limitations currently in effect.
[10]	Other Expenses for Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[11]	The Management Fee has been restated to reflect the management fee currently in effect.
[12]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.

[13]	The Fund’s “Total Annual Fund Operating Expenses After Fee and Expensed Reimbursement” has been restated to reflect the fee waiver and expense limitations currently in effect.
[14]	Other Expenses for Class A and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[15]	The Management Fee has been restated to reflect the management fee currently in effect.
[16]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.89%, Class A – 1.14%, and Class Z – 0.89%. The agreement may only be terminated with the consent of the Board of Trustees.
[17]	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” has been restated to reflect the fee waiver and expense limitations currently in effect.
[18]	Other Expenses for Class A and Class Z shares, which are not currently offered, are based on estimated amounts for the current fiscal year.
[19]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 1.15%, Class A – 1.40%, Class C – 2.15% and Class Z – 1.15%. The agreement may only be terminated with the consent of the Board of Trustees.
[20]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) through August 29, 2026 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed the following limits: Class I – 0.70%, Class A – 0.95%, and Class Z – 0.60%. The agreement may only be terminated with the consent of the Board of Trustees.
[21]	The investment advisory agreement between the Trust on behalf of the Fund and Hotchkis & Wiley Capital Management, LLC. utilizes a unitary fee arrangement pursuant to which the Advisor will pay all expenses of the Fund, except Advisor’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan.
[22]	Estimated for the Fund’s current fiscal year.
[23]	Hotchkis & Wiley Capital Management, LLC (the “Advisor”) does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.
[24]	The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) through August 31, 2026 (the “Expense Cap”). The Advisor may not recoup amounts it previously reimbursed pursuant to the Expense Cap. This arrangement cannot be terminated prior to August 31, 2026 without the consent of the Trust’s Board of Trustees.